SUPPLEMENT TO THE PROSPECTUSES AND
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                        EVERGREEN DOMESTIC EQUITY FUNDS I



         Evergreen Stock Selector Fund (the "Fund")

         Effective December 5, 2003, Evergreen Stock Selector Fund changed its name to Evergreen Large Cap Equity Fund.


December 5, 2003


         Effective January 1, 2004, the dividend payment schedule of the Fund will change from quarterly to monthly.


January 9, 2004                                              568386 (1/04)